Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Components of the tax expense
Corporation tax charge in year	€ 22.7	€ (9.8)	€ 5.5
Deferred tax credit relating to origination and reversal of temporary differences	106.0	(179.2)	(99.1)
Tax expense	€ 128.7	€ (189.0)	€ (93.6)